Investment Securities (Gross Realized Gain Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Gains	$ 122	$ 188	$ 174
Losses, including impairments	(113)	(721)	(206)
Total	9	(533)	(32)
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	6,421	15,094	12,694
Net pre-tax gains (loss) on trading securities	$ (4)	$ 39	$ 22